Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Loss for the year	€ (335)	€ (1,458)	€ (927)
Adjustments, total	2,093	3,676	2,387
Change in net working capital
(Decrease)/increase in receivables	246	(421)	18
(Increase)/decrease in inventories	(544)	(296)	533
(Decrease)/increase in non-interest bearing liabilities	(645)	1,221	(2,738)
Cash from/(used in) operations	815	2,722	(727)
Interest received	68	53	85
Interest paid	(159)	(409)	(309)
Income taxes paid, net	(364)	(555)	(503)
Net cash from/(used in) operating activities	360	1,811	(1,454)
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets	(672)	(601)	(477)
Proceeds from sale of property, plant and equipment and intangible assets	88	67	28
Acquisition of businesses, net of acquired cash	(31)	(394)
Net cash flows provided in acquisition			5,819
Payments for disposal of businesses	(18)	(16)
Proceeds from disposal of businesses, net of disposed cash			6
Purchase of current financial investments	(2,104)	(2,729)	(4,131)
Proceeds from maturities and sale of current financial investments	2,397	3,589	5,489
Purchase of non-current financial instruments	(145)	(104)	(73)
Proceeds from sale of non-current financial investments	170	207	134
Other		(9)	41
Net cash (used in)/ from investing activities	(315)	10	6,836
Cash flow from financing activities
Proceeds from stock option exercises	1	1	6
Purchase of treasury shares		(785)	(216)
Proceeds from equity instruments of subsidiaries	1
Purchase of equity instruments of subsidiaries		(38)	(724)
Proceeds from long-term borrowings	139	2,129	225
Repayment of long-term borrowings	(31)	(2,044)	(2,599)
Proceeds from/(repayment) of short-term borrowings	2	(42)	(100)
Dividends paid	(1,081)	(970)	(1,515)
Net cash used in financing activities	(969)	(1,749)	(4,923)
Translation differences	(184)	(200)	43
Net (decrease)/ increase in cash and cash equivalents	(1,108)	(128)	502
Cash and cash equivalents as of January 1	7,369	7,497	6,995
Cash and cash equivalents as of December 31	€ 6,261	€ 7,369	€ 7,497